Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred:
Federal	$ 7	$ 5
Provision for income taxes	$ 7	$ 5